Taxation (Details 1)	Mar. 31, 2019 USD ($)
Deferred tax assets:
Net-operating loss carryforward at acquisition date	$ 252
Net-operating loss carryforward post acquisition	96
Valuation allowance	(348)
Deferred tax asset, net of allowance
Deferred tax liabilties:
In-process R&D	$ (20,364)